Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning			$ 8,488,250	$ 0	$ 0
Initial measurement on March 2, 2021				17,870,000	17,870,000
Change in valuation inputs or other assumptions					(9,381,750)
Fair value as of ending					8,488,250
Fair value as of beginning	$ 3,722,916	$ 16,083,000	8,488,250	0	0
Change in valuation inputs or other assumptions	(1,787,000)	(6,105,583)	(4,765,334)	(1,787,000)
Fair value as of ending	1,935,916	9,977,417	3,722,916	16,083,000	8,488,250
Warrant Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning			3,572,000	0	0
Initial measurement on March 2, 2021				17,870,000	17,870,000
Transfer to Level 1				(7,935,000)	(10,350,000)
Change in fair value					(3,948,000)
Fair value as of ending					3,572,000
Fair value as of beginning	1,566,666	6,768,000	3,572,000	0	0
Fair value as of ending	814,666	4,198,667	1,566,666	6,768,000	3,572,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning			4,916,250	0	0
Initial measurement on March 2, 2021				10,350,000	10,350,000
Change in valuation inputs or other assumptions					(5,433,750)
Fair value as of ending					4,916,250
Fair value as of beginning	2,156,250	9,315,000	4,916,250	0	0
Change in valuation inputs or other assumptions	(1,035,000)	(3,536,250)	(2,760,000)	(1,035,000)
Fair value as of ending	1,121,250	5,778,750	2,156,250	9,315,000	4,916,250
Public [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning			0	0	0
Initial measurement on March 2, 2021				10,350,000	10,350,000
Transfer to Level 1				(7,935,000)	(10,350,000)
Change in fair value					0
Fair value as of ending					0
Fair value as of beginning	0		0	0	0
Fair value as of ending	0	0	0		0
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning			3,572,000	0	0
Initial measurement on March 2, 2021				7,520,000	7,520,000
Change in valuation inputs or other assumptions					(3,948,000)
Fair value as of ending					3,572,000
Fair value as of beginning	1,566,666	6,768,000	3,572,000	0	0
Change in valuation inputs or other assumptions	(752,000)	(2,569,333)	(2,005,334)	(752,000)
Fair value as of ending	814,666	4,198,667	1,566,666	6,768,000	3,572,000
Private Placement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning			3,572,000	0	0
Initial measurement on March 2, 2021				7,520,000	7,520,000
Transfer to Level 1				0	0
Change in fair value					(3,948,000)
Fair value as of ending					3,572,000
Fair value as of beginning	1,566,666	6,768,000	3,572,000	0	0
Fair value as of ending	$ 814,666	$ 4,198,667	$ 1,566,666	$ 6,768,000	$ 3,572,000